Deconsolidation of 58 Home (Schedule of Condensed Financial Information of 58 Home) (Details) - 58 Daojia Inc. [Member] $ in Thousands	1 Months Ended
Dec. 31, 2015 USD ($)
Operating data:
Total revenues	$ 51
Gross profit	(86)
Loss from operations	(10,856)
Net loss	(10,562)
Balance sheets data:
Current assets	233,665
Non-current assets	83,303
Current liabilities	25,452
Mezzanine equity	300,000
Total shareholders’ deficit	$ (8,484)